UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 2054

FORM 13F

FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 200

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):  	 [X]  is a restatement.
	 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Holt-Smith & Yates Advisors
Address:	2810 Crossroads Drive
Suite 4900
Madison, WI 5371

13F File Number:	 28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,
correct and complete,	and that it is understood that all required items,
statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing This Report on Behalf of Reporting Manager

Name:	 Heike E. Tavenner
Title:	Portfolio Assistant
Phone:	608-249-4488
Signature, Place, and Date of Signing

Heike E. Tavenner	Madison, WI May 11, 200

Report Type: (Check only one.):

[  X  ] 13F HOLDINGS REPORT

[     ] 13F NOTICE

[     ] 13F COMBINATION REPOR

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	25

Form 13F Information Table Value Total:	242,70

List of Other Included Managers:	NONE

				                                                        FORM 13F INFORMATION TABLE

                            TITLE OF          	     VALUE   SHARES/	 SH/	PUT/	  INVSTMT	   OTHER		    VOTING AUTHORITY
NAME OF ISSUER	                    CLASS	     CUSIP  (x $1000)  PRN AMT	 PRN	CALL	  DSCRETN	MANAGERS	   SOLE	 SHARED	   NONE

ZEBRA TECHNOLOGIES CORP	            CL A	989207 10 5 	   8,947  178,930  SH         SOLE	       NONE	 97,890      0	  81,040
BARNES & NOBLE INC	                  COM	067774 10 9	   11,795  503,243 	SH	        SOLE	       NONE	290,068      0	 213,175
HOME DEPOT INC	                      COM 437076 10 2	   16,464  255,248  SH		       SOLE	       NONE	123,985      0	 131,263
INTERPUBLIC GROUP COS INC	           COM 460690 10 0	   13,608  288,010 	SH		       SOLE	       NONE	140,425      0	 147,585
CONCORD EFS INC	                     COM	206197 10 5	   12,956  564,850 	SH		       SOLE	       NONE	301,650      0 	263,200
DISNEY WALT CO	               COM DISNEY 254687 10 6	   15,501  375,785 	SH		       SOLE	       NONE	207,645      0	 168,140
SCOTTISH PWR PLC	         SPON ADR FINAL 81013T 70 5	      203	   6,418 	SH		       SOLE	       NONE	      0	     0	   6,418
NEWELL RUBBERMAID INC            	   COM 651229 10 6	    8,854  356,850 	SH		       SOLE	       NONE 207,450      0	 149,400
PEPSICO INC	                         COM	713448 10 8	   10,756  308,413  SH		       SOLE	       NONE	166,525      0	 141,888
WALGREEN CO	                         COM	931422 10 9	   12,490  485,047 	SH		       SOLE	       NONE	237,365      0	 247,682
ROYAL DUTCH PETE CO	     NY REG GLD 1.25 780257 80 4	   10,231  176,970  SH		       SOLE	       NONE	 99,220      0	  77,750
AMERICAN INTL GROUP INC	             COM	026874 10 7	   13,758  125,641  SH		       SOLE	       NONE	 63,781      0	  61,860
FISERV INC	                          COM	337738 10 8	   14,274  383,848  SH		       SOLE	       NONE	192,403      0	 191,445
FEDERAL HOME LN MTG CORP	            COM	313400 30 1	    9,630  217,925  SH		       SOLE	       NONE	124,970      0	  92,955
ADC TELECOMMUNICATIONS	              COM	000886 10 1	   23,981  445,115  SH		       SOLE	       NONE	231,195      0	 213,920
AMERICAN PWR CONVERSION CORP	        COM	029066 10 7	   23,889  557,175  SH		       SOLE	       NONE	282,975      0	 274,200
DELL COMPUTER CORP	                  COM	247025 10 9	   20,245  375,347  SH		       SOLE	       NONE	187,800      0	 187,547
INTUIT	                              COM	461202 10 3	   12,356  227,239  SH		       SOLE	       NONE	128,195      0	  99,044
EXXON MOBIL CORP	                    COM	30231G 10 2	      202	   2,588  SH		       SOLE	       NONE	  2,533      0	      55
FIRSTAR CORP NEW WIS	                COM	33763V 10 9	      310	  13,505  SH 	       SOLE	       NONE	      0	     0	  13,505
MERCK & CO INC                      	COM	589331 10 7	      229	   3,688  SH	        SOLE	       NONE	      0	     0	   3,688
AMERICA ONLINE INC DEL	              COM	02364J 10 4	      405	   6,000  SH		       SOLE	       NONE	      0	     0	   6,000
INTERNATIONAL BUSINESS MACHS	        COM	459200 10 1	      366	   3,100 	SH		       SOLE	       NONE	  3,100      0	       0
SBC COMMUNICATIONS INC	              COM	78387G 10 3	    1,019   24,192	 SH		       SOLE	       NONE	  8,097      0	  16,095
TELLABS INC	                         COM	879664 10 0	      238	   3,782  SH		       SOLE	       NONE	      0	     0	   3,782